Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Capital
CET1 capital	$ 76,907	$ 75,583
Tier 1 capital	84,207	82,246
Total capital	93,857	92,026
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	478,686	444,142
Market risk	34,551	34,806
Operational risk	75,813	73,593
Total RWA	$ 589,050	$ 552,541
Capital ratios and Leverage ratio
CET1 ratio	13.10%	13.70%
Tier 1 capital ratio	14.30%	14.90%
Total capital ratio	15.90%	16.70%
Leverage ratio	4.60%	4.90%
Leverage ratio exposure (billions)	$ 1,840	$ 1,662
TLAC available and ratios
TLAC available	$ 162,284
TLAC ratio	27.60%
TLAC leverage ratio	8.80%